Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	6,005,000	$5.50
Granted	-	-
Balance June 30, 2013	6,005,000	$5.50

Ocean Rig UDW
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31,2012	73,500	$16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30,2013	253,400	$16.80